SHARE CAPITAL AND SHARE-BASED PAYMENTS - Additional Information (Details) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	May 13, 2024 shares	Apr. 26, 2024 USD ($) $ / shares shares	Mar. 31, 2024 shares	Oct. 31, 2024 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issued during the period | shares	42,000,000.0	56,400,000			302,800,000	302,800,000	10,900,000
Shares issued in private placement (in shares) | shares							67,300,000
Weighted average exercise price, granted (in cad per share) | (per share)		$ 5.30				$ 4.04	$ 4.61
Gross proceeds from issuing shares		$ 299.0					$ 50.2
Proceeds from issuance of private placement							$ 100.0
Increase (decrease) in cumulative number of ordinary shares issued | shares			22,500,000
Weighted average multiplier					1	1	1
RSUs and pRSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued in private placement (in shares) | shares					6,100,000	6,100,000	1,500,000
Weighted average grant date fair value of other equity instruments (in dollars per share) | $ / shares					$ 5.85		$ 4.46
Performance Based Restricted Share Units | Equinox Gold Restricted Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Comparison period					3 years	3 years
Award granted over period					3 years	3 years
Performance Based Restricted Share Units | Equinox Gold Restricted Share Unit Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					2 years	2 years
Award vesting percentage					0.00%	0.00%
Award vesting over period					2 years	2 years
Award granted percentage					0.00%	0.00%
Performance Based Restricted Share Units | Equinox Gold Restricted Share Unit Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years	3 years
Award vesting percentage					300.00%	300.00%
Award vesting over period					3 years	3 years
Award granted percentage					200.00%	200.00%
Cash settled equity awards | Equinox Gold Restricted Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years	3 years	3 years
Weighted average price per unit (in dollars per share) | $ / shares					$ 5.82		$ 4.47
Fair value of cash settled share-based payment awards					$ 13.1	$ 13.1	$ 7.5
Cash settled equity awards | Equinox Gold Restricted Share Unit Plan | Other Current Liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of cash settled share-based payment awards					10.1	10.1	4.0
Cash settled equity awards | Equinox Gold Restricted Share Unit Plan | Other Noncurrent Liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of cash settled share-based payment awards					$ 3.0	$ 3.0	$ 3.5
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average price per unit (in dollars per share) | $ / shares					$ 6.41		$ 5.55
Redemption period					90 days	90 days
Total fair value of DSU outstanding					$ 4.3	$ 4.3	$ 1.9
Premier Gold Mines Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gross proceeds from issuing shares to company chairman		$ 6.0
2020 convertible notes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conversion of convertible notes allocated to equity (in shares) | shares					21,400,000	21,400,000
2019 Convertible Notes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conversion of convertible notes allocated to equity (in shares) | shares				26,600,000			26,600,000